Segment Reporting - Additional Information (Detail)	12 Months Ended
Apr. 29, 2017 Store Segment
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Number of stores	633
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	633